NOTE 6 - LOANS PAYABLE - Schedule of Loans Payable (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Long-Term Debt, Gross	$ 194,794	$ 442,151	$ 1,622,669
Long-Term Debt	194,794	434,745	1,603,448
Long-Term Debt, Current Maturities	93,204	315,450	(1,332,612)
Long-Term Debt, Excluding Current Maturities	101,590	119,295	270,836
Bridge Loan [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross		$ 222,222
Debt Instrument, Payment Terms	Note was issued on November 1, 2020 and due on January 30, 2022	Note was issued on November 1, 2021 and due on January 30, 2022
Debt Instrument, Interest Rate, Stated Percentage	18.00%	18.00%
Martus
Short-Term Debt [Line Items]
Long-Term Debt, Gross	$ 93,204	$ 100,634
Debt Instrument, Payment Terms	Note was issued on October 23, 2018 and due on January 3, 2023
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Swisspeers AG
Short-Term Debt [Line Items]
Long-Term Debt, Gross		9,605
Debt Instrument, Payment Terms	Note was issued on April 8, 2019 and originally due on October 4, 2022
Debt Instrument, Interest Rate, Stated Percentage	7.00%
Darlene Covi19
Short-Term Debt [Line Items]
Long-Term Debt, Gross	$ 101,590	109,690
Debt Instrument, Interest Rate, Stated Percentage	0.00%
Loans Payable One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Unamortized Discount		$ 7,406